Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

21. Segment Reporting

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Please refer to Note (2) for more management’s segment consideration.

Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department. The following tables summarized the Company’s revenue and cost generated from different revenue streams.

	2017	2016
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$794,273	$4,543,616
-Wecast Service	143,544,532	30,641,892
Net sales	144,338,805	35,185,508
GROSS PROFIT
-Legacy YOD	31,659	109,356
-Wecast Service	7,118,793	(475,046)
Gross profit	7,150,452	(365,690)

	December 31,	December 31,
	2017	2016
TOTAL ASSETS
-Legacy YOD	$27,141,163	$36,975,911
-Wecast Service	29,679,735	14,448,702
-Unallocated assets	11,270,378	4,321,677
-Intersegment elimination	(5,051,660)	-
Total	63,039,616	55,746,290